U.S. SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C.  20549

                      FORM 24F-2
	    Annual Notice of Securities Sold
	         Pursuant to Rule 24f-2

1.  Name and address of issuer:

     Longleaf Partners Funds Trust
     c/o Southeastern Asset Management, Inc.
     6410 Poplar Avenue, Suite 900
     Memphis, TN 38119

2.  Name of each series or class of securities for which this Form is filed
    (If the Form is being filed for all series and classes of securities of the
    issuer, check the box but do not list series or classes):     [  X   ]

3.  Investment Company Act File Number:  811-04923

    Securities Act File Number:  33-10472

4.  (a)  Last day of fiscal year for which this Form is filed:  12/31/2020

    (b)  Check box if this Form is being filed late (i.e., more than 90
         calendar days after the end of the Issuer's fiscal year).   [    ]

    (c)  Check box if this is the last time the issuer will be filing this
         form.   [     ]

5.  Calculation of registration fee:

    (i)   Aggregate sale price of securities sold during
          the fiscal year pursuant to section 24(f):      $ 681,530,334

    (ii)  Aggregate price of securities
          redeemed or repurchased during the
          fiscal year:                                    $ (2,224,469,272)

    (iii) Aggregate price of securities
          redeemed or repurchased during any
          prior fiscal year ending no earlier
          than October 11, 1995 that were not
          previously used to reduce registration
          fees payable to the Commission:                 $ (9,347,123,707)

    (iv)  Total available redemption credits [add
          items 5(ii) and 5(iii):                         $ (11,571,592,979)

    (v)   Net sales - if item 5(i) is greater than
          Item 5(iv) subtract Item 5(iv) from Item(i)]:   $      0

    (vi)  Redemption credits available for
          use in future years - if Item 5(i) is
          less than Item 5(iv) [subtract Item
          5(iv) from Item 5(i)]:                          $ (10,890,062,645)

    (vii) Multiplier for determining registration fee:    x 0.0001091

    (viii) Registration fee due [multiply Item 5(v) by
           Item 5(vii)]:                                = $     0


6.	Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here __0__. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, than state that number here __0__.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):
                                                       + $      0

8. Total of the amount of the registration fee due plus any interest due [line 5 (viii) plus line 7]:
                                                       = $      0

9.      Date the registration fee and any interest payment was sent to the
        Commission's lockbox depository:      N/A

 	Method of Delivery:
           [    ]  Wire Transfer
           [    ]  Mail or other means


                                  SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


      By:   _/s/ Ryan S. Hocker____
            Ryan S. Hocker
            Global Funds Treasurer
            Southeastern Asset Management, Inc.
            Acting in capacity of Administrator to the Longleaf Partners Funds


Date:  February 26, 2021